Income Taxes (Changes In Unrecognized Tax Benefits) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Balance at beginning of year	$ 20		$ 20	$ 45
Additions attributable to tax positions taken in the current year			5
Additions attributable to tax positions taken in prior years	8
Reductions attributable to tax positions taken in prior years	(1)		(5)	(3)
Settlements	(11)			(22)
Balance at end of year	16	[1]	20	20
Unrecognized tax benefit that would impact effective tax rate	16
Unrecognized tax benefits after federal tax that would impact effective tax rate	$ 10

[1]	Includes $16 million ($10 million after federal income tax benefits) related to tax positions which, if recognized, would impact the Company's effective tax rate.